Note 39 - Administration Costs - Personnel Expenses Breakdown (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Classes Of Employee Benefits Expense
Wages And Salaries	€ 2,448	€ 2,590
Social Security Contributions	372	394
Employer contributions	51	52
Defined benefit plans	30	32
Other Employee Expense	224	256
Total Employee Benefits Expense	€ (3,125)	€ (3,324)